Leases - Summary of Right of Use Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance	¥ 358,034	¥ 373,282
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	120,180	68,843
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(6,200)	(2,523)
Depreciation	(81,784)	(79,422)
Other	23,200	(2,146)
Net changes	55,396	(15,248)
Carrying amount, ending balance	413,430	358,034
Land
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance	15,394	16,581
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	2,908	1,657
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(159)	0
Depreciation	(1,140)	(1,043)
Other	797	(1,801)
Net changes	2,406	(1,187)
Carrying amount, ending balance	17,800	15,394
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance	327,350	338,426
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	104,456	61,887
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(5,685)	(2,255)
Depreciation	(72,944)	(70,049)
Other	22,091	(659)
Net changes	47,918	(11,076)
Carrying amount, ending balance	375,268	327,350
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance	15,290	18,275
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	12,816	5,299
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(356)	(268)
Depreciation	(7,700)	(8,330)
Other	312	314
Net changes	5,072	(2,985)
Carrying amount, ending balance	¥ 20,362	¥ 15,290